Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2065 Fund

December 31, 2020

Z65-QTLY-0221
1.9895833.101

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	831	$13,944
Fidelity Series Commodity Strategy Fund (a)	709	3,253
Fidelity Series Large Cap Growth Index Fund (a)	572	8,936
Fidelity Series Large Cap Stock Fund (a)	600	9,876
Fidelity Series Large Cap Value Index Fund (a)	1,436	18,965
Fidelity Series Small Cap Opportunities Fund (a)	292	4,684
Fidelity Series Value Discovery Fund (a)	489	7,004
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,887)		66,662

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	255	2,940
Fidelity Series Emerging Markets Fund (a)	184	2,085
Fidelity Series Emerging Markets Opportunities Fund (a)	745	18,591
Fidelity Series International Growth Fund (a)	435	7,739
Fidelity Series International Index Fund (a)	284	3,206
Fidelity Series International Small Cap Fund (a)	139	2,855
Fidelity Series International Value Fund (a)	762	7,691
Fidelity Series Overseas Fund (a)	632	7,833
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,331)		52,940

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	1	15
Fidelity Series Emerging Markets Debt Fund (a)	81	774
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24	255
Fidelity Series Floating Rate High Income Fund (a)	17	158
Fidelity Series Government Bond Index Fund (a)	2	17
Fidelity Series High Income Fund (a)	91	861
Fidelity Series Inflation-Protected Bond Index Fund (a)	241	2,587
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	2	19
Fidelity Series Investment Grade Securitized Fund (a)	1	13
Fidelity Series Long-Term Treasury Bond Index Fund (a)	325	2,981
Fidelity Series Real Estate Income Fund (a)	47	497
TOTAL BOND FUNDS
(Cost $8,203)		8,211

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (b)	19	19
Fidelity Series Government Money Market Fund 0.13% (a)(c)	178	178
Fidelity Series Short-Term Credit Fund (a)	18	185
Fidelity Series Treasury Bill Index Fund (a)	114	1,135
TOTAL SHORT-TERM FUNDS
(Cost $1,515)		1,517
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,936)		129,330
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$129,330

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$8,452	$5,176	$2,658	$4,291	$356	$2,618	$13,944
Fidelity Series Canada Fund	2,017	417	316	62	(39)	861	2,940
Fidelity Series Commodity Strategy Fund	2,950	407	734	13	(128)	758	3,253
Fidelity Series Corporate Bond Fund	--	15	--	--	--	--	15
Fidelity Series Emerging Markets Debt Fund	603	71	11	26	(2)	113	774
Fidelity Series Emerging Markets Debt Local Currency Fund	--	240	--	1	--	15	255
Fidelity Series Emerging Markets Fund	1,048	362	68	28	(1)	744	2,085
Fidelity Series Emerging Markets Opportunities Fund	9,645	3,049	746	543	9	6,634	18,591
Fidelity Series Floating Rate High Income Fund	135	5	--	5	--	18	158
Fidelity Series Government Bond Index Fund	--	17	--	--	--	--	17
Fidelity Series Government Money Market Fund 0.13%	823	611	1,256	1	--	--	178
Fidelity Series High Income Fund	667	93	--	32	--	101	861
Fidelity Series Inflation-Protected Bond Index Fund	1,983	780	303	32	--	127	2,587
Fidelity Series International Credit Fund	30	2	--	2	--	2	34
Fidelity Series International Growth Fund	5,875	1,927	1,366	1,092	(10)	1,313	7,739
Fidelity Series International Index Fund	2,319	192	179	61	(6)	880	3,206
Fidelity Series International Small Cap Fund	1,735	205	38	23	1	952	2,855
Fidelity Series International Value Fund	5,654	881	1,202	214	(72)	2,430	7,691
Fidelity Series Investment Grade Bond Fund	--	19	--	--	--	--	19
Fidelity Series Investment Grade Securitized Fund	--	13	--	--	--	--	13
Fidelity Series Large Cap Growth Index Fund	6,359	651	1,483	267	226	3,183	8,936
Fidelity Series Large Cap Stock Fund	6,606	1,425	737	507	22	2,560	9,876
Fidelity Series Large Cap Value Index Fund	12,214	2,688	726	371	(15)	4,804	18,965
Fidelity Series Long-Term Treasury Bond Index Fund	2,220	1,591	443	296	22	(409)	2,981
Fidelity Series Overseas Fund	5,690	809	1,045	87	(48)	2,427	7,833
Fidelity Series Real Estate Income Fund	375	28	--	29	--	94	497
Fidelity Series Short-Term Credit Fund	175	4	--	3	--	6	185
Fidelity Series Small Cap Opportunities Fund	3,104	485	695	98	(16)	1,806	4,684
Fidelity Series Treasury Bill Index Fund	2,327	9	1,192	9	(3)	(6)	1,135
Fidelity Series Value Discovery Fund	3,866	1,286	26	141	(1)	1,879	7,004
Total	$86,872	$23,458	$15,224	$8,234	$295	$33,910	$129,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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